UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/09

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     The Colony Group, LLC
Address:  Two Atlantic Avenue
          Boston, MA  02110

Form 13F File Number: 028-04819

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Vincent Gratch, Esq.
Title: Chief Compliance Officer
Phone: 617-723-8200

Signature, Place, and Date of Signing:
Vincent Gratch                   Boston, MA                 08/14/09
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 96
Form 13F Information Table Value Total: $361,251 (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100    11323 240728.78SH       SOLE                                  240728.78
ACCENTURE LTD                  COM              g1150g111     6856 204905.58SH       SOLE                                  204905.58
AECOM TECH CORP DEL COM        COM              00766t100     1012 31645.00 SH       SOLE                                   31645.00
AIRGAS INC                     COM              009363102      963 23775.38 SH       SOLE                                   23775.38
ALLERGAN INC                   COM              018490102    11000 231201.53SH       SOLE                                  231201.53
ALLIANT TECHSYSTEMS INC        COM              018804104      827 10050.00 SH       SOLE                                   10050.00
AMETEK INC NEW COM             COM              031100100     2038 58945.21 SH       SOLE                                   58945.21
AMPHENOL CORP NEW-CL A         CL A             032095101     1723 54475.07 SH       SOLE                                   54475.07
ANSYS INC COM                  COM              03662Q105      989 31770.00 SH       SOLE                                   31770.00
APTARGROUP INC                 COM              038336103      965 28595.00 SH       SOLE                                   28595.00
ARCH CAP GROUP LTD ORD         COM              g0450a105      666 11385.00 SH       SOLE                                   11385.00
AXIS CAPITAL HOLDINGS          COM              g0692u109      877 33535.93 SH       SOLE                                   33535.93
BANK OF NEW YORK MELLON CORP   COM              064058100     8038 274250.93SH       SOLE                                  274250.93
BJS WHOLESALE CLUB             COM              05548J106      880 27330.00 SH       SOLE                                   27330.00
BROADCOM CORP CL A             CL A             111320107     7378 297628.00SH       SOLE                                  297628.00
CATERPILLAR INC                COM              149123101     9315 281947.88SH       SOLE                                  281947.88
CHEVRON CORP                   COM              166764100     6086 91869.47 SH       SOLE                                   91869.47
CHICAGO MERCANTILE EXCHANGE HO COM              12572q105     5942 19099.93 SH       SOLE                                   19099.93
CHURCH DWIGHT CO. INC.         COM              171340102      865 15935.00 SH       SOLE                                   15935.00
CISCO SYSTEMS INC              COM              17275R102     7009 375866.00SH       SOLE                                  375866.00
CITRIX SYSTEMS INC             COM              177376100      996 31260.00 SH       SOLE                                   31260.00
CLEAN HARBORS INC.             COM              184496107      465  8620.00 SH       SOLE                                    8620.00
COGNIZANT TECH SOLUTIONS       COM              192446102     2043 76525.00 SH       SOLE                                   76525.00
COLGATE PALMOLIVE CO.          COM              194162103    11417 161396.52SH       SOLE                                  161396.52
CORE LABS                      COM              N22717107     2000 22955.00 SH       SOLE                                   22955.00
COVIDIEN PLC                   COM              g2554f105     9850 263094.17SH       SOLE                                  263094.17
DAVITA INC                     COM              23918k108      924 18700.00 SH       SOLE                                   18700.00
DENBURY RES INC COM NEW        COM              247916208      620 42100.00 SH       SOLE                                   42100.00
DOLBY LABORATORIES INC COM     COM              25659T107      815 21870.00 SH       SOLE                                   21870.00
DONALDSON CO INC               COM              257651109      888 25650.00 SH       SOLE                                   25650.00
DRIL-QUIP INC COM              COM              262037104      669 17585.00 SH       SOLE                                   17585.00
DUN & BRADSTREET CORP          COM              26483e100     2137 26315.27 SH       SOLE                                   26315.27
EMERSON ELECTRIC CO            COM              291011104     8151 251578.66SH       SOLE                                  251578.66
EXPEDITORS INTERNATIONAL OF WA COM              302130109     7945 238329.70SH       SOLE                                  238329.70
EXXON MOBIL CORP               COM              30231G102    13120 187670.95SH       SOLE                                  187670.95
FACTSET RESH SYS INC COM       COM              303075105      935 18760.00 SH       SOLE                                   18760.00
FLOWERS FOODS INC COM          COM              343498101      722 33065.00 SH       SOLE                                   33065.00
GEN-PROBE INC NEW COM          COM              36866T103     1725 40115.00 SH       SOLE                                   40115.00
GILEAD SCIENCES INC            COM              375558103     8989 191925.00SH       SOLE                                  191925.00
GOOGLE                         COM              38259p508     7621 18079.00 SH       SOLE                                   18079.00
HALLIBURTON CO HLDG CO         COM              406216101     6375 308019.26SH       SOLE                                  308019.26
HENRY SCHEIN INC               COM              806407102      977 20390.00 SH       SOLE                                   20390.00
HMS HOLDINGS CORP              COM              40425j101      994 24425.00 SH       SOLE                                   24425.00
HOLOGIC INC                    COM              436440101      907 63716.00 SH       SOLE                                   63716.00
IBM                            COM              459200101     6807 65192.48 SH       SOLE                                   65192.48
IDEXX LABORATORIES CORP        COM              45168D104      922 19960.00 SH       SOLE                                   19960.00
IHS INC CL A                   CL A             451734107     1052 21095.00 SH       SOLE                                   21095.00
INTERCONTINENTALEXCHAN COM     COM              45865v100     1854 16235.00 SH       SOLE                                   16235.00
INTREPID POTASH INC            COM              46121y102      950 33835.00 SH       SOLE                                   33835.00
ISHARES TR DJ SEL DIV INX      COM              464287168      328  9302.31 SH       SOLE                                    9302.31
ISHARES TR GS CORP BD FD       COM              464287242      453  4522.04 SH       SOLE                                    4522.04
J P MORGAN CHASE & CO.         COM              46625h100     7246 212432.31SH       SOLE                                  212432.31
JUNIPER NETWORK INC            COM              48203R104      937 39740.00 SH       SOLE                                   39740.00
KELLOGG CO                     COM              487836108     9716 208649.65SH       SOLE                                  208649.65
KENNAMETAL INC COM             COM              489170100      899 46910.00 SH       SOLE                                   46910.00
L-3 COMMUNICATIONS HOLDINGS IN COM              502424104     8981 129456.51SH       SOLE                                  129456.51
LAB CP OF AMER HLDG NEW        COM              50540R409    11560 170535.00SH       SOLE                                  170535.00
LAZARD LTD SHS A               CL A             G54050102      913 33945.49 SH       SOLE                                   33945.49
LKQ CORP COM                   COM              501889208     1069 65005.00 SH       SOLE                                   65005.00
MASTERCARD INC CL A            CL A             57636q104     5856 35002.82 SH       SOLE                                   35002.82
MICROCHIP TECHNOLOGY INC       COM              595017104      908 40310.25 SH       SOLE                                   40310.25
MICROSOFT CORP                 COM              594918104     7918 333131.91SH       SOLE                                  333131.91
MIDCAP SPDR TR UNIT SER 1      UNIT SER 1       595635103      548  5210.00 SH       SOLE                                    5210.00
NEWFIELD EXPLORATION CO.       COM              651290108     1802 55170.00 SH       SOLE                                   55170.00
NOBLE ENRGY INC COM            COM              655044105     7848 133087.62SH       SOLE                                  133087.62
OCCIDENTAL PETE CORP           COM              674599105     6817 103591.19SH       SOLE                                  103591.19
PEOPLES BANK CT                COM              712704105      426 28310.00 SH       SOLE                                   28310.00
PEPSICO INC                    COM              713448108    10347 188275.48SH       SOLE                                  188275.48
POLO RALPH LAUREN CORP CL A    CL A             731572103      877 16390.00 SH       SOLE                                   16390.00
PRAXAIR INC                    COM              74005P104    11475 161473.11SH       SOLE                                  161473.11
PROCTER & GAMBLE CO            COM              742718109      370  7248.19 SH       SOLE                                    7248.19
QUALCOMM INC                   COM              747525103     8215 181755.26SH       SOLE                                  181755.26
REINSURANCE GP AMER            COM              759351604      893 25588.99 SH       SOLE                                   25588.99
RITCHIE BROS AUCTION COM       COM              767744105      950 40520.00 SH       SOLE                                   40520.00
ROBERT HALF INTERNATIONAL INC  COM              770323103      464 19675.54 SH       SOLE                                   19675.54
SEI INVESTMENTS CO COM         COM              784117103     1013 56165.00 SH       SOLE                                   56165.00
SPDR GOLD TRUST GOLD SHS       COM              78463v107     9319 102215.00SH       SOLE                                  102215.00
SPDR SERIES TRUST S&P DIVID ET COM              78464a763      328  8650.00 SH       SOLE                                    8650.00
STAPLES INC                    COM              855030102    11157 552917.83SH       SOLE                                  552917.83
SURGICAL OUTCOME SUPPORT       COM              868991332       20 80000.00 SH       SOLE                                   80000.00
SYNGENTA AG ADR                COM              87160A100     7913 170115.72SH       SOLE                                  170115.72
T ROWE PRICE GROUP INC         COM              74144t108     8224 197360.21SH       SOLE                                  197360.21
TETRA TECH INC NEW             COM              88162g103     1095 38250.00 SH       SOLE                                   38250.00
ULTRA PETROLEUM CORP COM       COM              903914109     1418 36370.00 SH       SOLE                                   36370.00
VANGUARD SPECIALIZED DIV APP E COM              921908844      334  8450.00 SH       SOLE                                    8450.00
VCA ANTECH INC                 COM              918194101     1120 41970.00 SH       SOLE                                   41970.00
VERISIGN INC                   COM              92343e102     7651 413155.00SH       SOLE                                  413155.00
VF CORP                        COM              918204108      735 13285.00 SH       SOLE                                   13285.00
XTO ENERGY INC                 COM              98385X106     6486 170070.22SH       SOLE                                  170070.22
YUM! BRANDS                    COM              988498101     6706 201150.00SH       SOLE                                  201150.00
FIRST BANCORP PR PFD PERP SER  com              318672607      221    16400 SH       SOLE                                      16400
POP CAP TR I GTD MTHLY INC TR  com              73317w203      247    15000 SH       SOLE                                      15000
I SHARES S&P EUROPE 350        S&P EURO PLUS    464287861      483    15417 SH       SOLE                                      15417
ISHARES TRUST MSCI EAFE INDEX  MSCI EAFE IDX    464287465      789    17224 SH       SOLE                                      17224
MORGAN STANLEY ASIA PACIFIC FU COM              61744U106      236    18726 SH       SOLE                                      18726
VANGUARD TOTAL STOCK MRK VIPER UNIT SER 1       922908769      269     5814 SH       SOLE                                       5814